Distribution Date: Sep 25, 2006
DISTRIBUTION PACKAGE
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
60 Livingston Ave, St. Paul, MN 55107
www.usbank.com
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
N/A
Litton Loan Servicing
September 25, 2006
September 14, 2006
August 01, 2006
Goldman, Sachs & Co.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
Michael Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date
25-Sep-06
Determination Date 18-Sep-06 Accrual Periods: Begin End
Record Date - Fixed Certificates 31-Aug-06 Libor Certificates 9/14/2006 9/24/2006
Record Date - Libor Certificates 22-Sep-06 Fixed Certificates 8/1/2006 8/31/2006
Payment Detail:
Pass
Realized
Applied Loss
Through
Original
Beginning
Principal
Interest
Total
Losses/
Amounts
Ending
Class
Rate (1)
Balance (2)
Balance
Paid
Paid
Paid
Writedown
Recovered
Balance (3)
A-1 5.36000% $283,858,000.00 $283,858,000.00 $1,687,967.65 $464,896.32 $2,152,863.97 N/A N/A $282,170,032.35
A-2 5.41000% $60,831,000.00 $60,831,000.00 $0.00 $100,557.02 $100,557.02 N/A N/A $60,831,000.00
A-3 5.48000% $100,148,000.00 $100,148,000.00 $0.00 $167,692.26 $167,692.26 N/A N/A $100,148,000.00
A-4 5.57000% $40,049,000.00 $40,049,000.00 $0.00 $68,161.17 $68,161.17 N/A N/A $40,049,000.00
M-1 5.62000% $25,436,000.00 $25,436,000.00 $0.00 $43,679.26 $43,679.26 $0.00 $0.00 $25,436,000.00
M-2 5.64000% $30,909,000.00 $30,909,000.00 $0.00 $53,266.51 $53,266.51 $0.00 $0.00 $30,909,000.00
M-3 5.65000% $11,913,000.00 $11,913,000.00 $0.00 $20,566.47 $20,566.47 $0.00 $0.00 $11,913,000.00
M-4 5.68000% $11,269,000.00 $11,269,000.00 $0.00 $19,557.98 $19,557.98 $0.00 $0.00 $11,269,000.00
M-5 5.71000% $13,201,000.00 $13,201,000.00 $0.00 $23,032.08 $23,032.08 $0.00 $0.00 $13,201,000.00
M-6 5.78000% $7,727,000.00 $7,727,000.00 $0.00 $13,646.74 $13,646.74 $0.00 $0.00 $7,727,000.00
M-7 6.08000% $7,727,000.00 $7,727,000.00 $0.00 $14,355.05 $14,355.05 $0.00 $0.00 $7,727,000.00
M-8 6.28000% $6,440,000.00 $6,440,000.00 $0.00 $12,357.64 $12,357.64 $0.00 $0.00 $6,440,000.00
B-1 7.00000% $11,590,000.00 $11,590,000.00 $0.00 $67,608.33 $67,608.33 $0.00 $0.00 $11,590,000.00
B-2 7.00000% $11,269,000.00 $11,269,000.00 $0.00 $65,735.83 $65,735.83 $0.00 $0.00 $11,269,000.00
B-3 7.00000% $10,303,000.00 $10,303,000.00 $0.00 $60,100.83 $60,100.83 $0.00 $0.00 $10,303,000.00
CE N/A $11,269,905.58 $11,269,905.58 $0.00 $2,960,375.60 $2,960,375.60 N/A N/A $11,269,905.58
P N/A $0.00 $0.00 $0.00 $47,128.85 $47,128.85 N/A N/A $0.00
R 0.00000% $50.00 $50.00 $0.00 $0.00 $0.00 N/A N/A $50.00
R-X 0.00000% $100.00 $100.00 $0.00 $0.00 $0.00 N/A N/A $100.00
Totals: $643,939,905.58 $643,939,905.58 $1,687,967.65 $4,202,717.94 $5,890,685.59 $0.00 $0.00 $642,251,937.93
(1) Reflects application of Wac Cap
(2) The R and R-X balances are notional balances.
(3) Reflects increase due to Unpaid Loss Amounts recovered
Amounts Per 1,000:
Realized
Beginning
Principal
Interest
Losses/
Ending
Class
Cusip
Balance
Paid
Paid
Writedown
Balance
Index
Value
A-1 36245AAA4 $1,000.00000000 $5.94652132 $1.63777776 $0.00000000 $994.05347868 LIBOR 5.33000%
A-2 36245AAB2 $1,000.00000000 $0.00000000 $1.65305551 $0.00000000 $1,000.00000000 SWAP LIBOR 5.33000%
A-3 36245AAC0 $1,000.00000000 $0.00000000 $1.67444442 $0.00000000 $1,000.00000000 SWAP LIBOR TAX 3.90867%
A-4 36245AAD8 $1,000.00000000 $0.00000000 $1.70194437 $0.00000000 $1,000.00000000
M-1 36245AAE6 $1,000.00000000 $0.00000000 $1.71722205 $0.00000000 $1,000.00000000
M-2 36245AAF3 $1,000.00000000 $0.00000000 $1.72333333 $0.00000000 $1,000.00000000
M-3 36245AAG1 $1,000.00000000 $0.00000000 $1.72638882 $0.00000000 $1,000.00000000
M-4 36245AAH9 $1,000.00000000 $0.00000000 $1.73555595 $0.00000000 $1,000.00000000
M-5 36245AAJ5 $1,000.00000000 $0.00000000 $1.74472237 $0.00000000 $1,000.00000000
M-6 36245AAK2 $1,000.00000000 $0.00000000 $1.76611104 $0.00000000 $1,000.00000000
M-7 36245AAL0 $1,000.00000000 $0.00000000 $1.85777792 $0.00000000 $1,000.00000000
M-8 36245AAV8 $1,000.00000000 $0.00000000 $1.91888820 $0.00000000 $1,000.00000000
B-1 36245AAM8 $1,000.00000000 $0.00000000 $5.83333305 $0.00000000 $1,000.00000000
B-2 36245AAN6 $1,000.00000000 $0.00000000 $5.83333304 $0.00000000 $1,000.00000000
B-3 36245AAP1 $1,000.00000000 $0.00000000 $5.83333301 $0.00000000 $1,000.00000000
CE 36245AAR7 $1,000.00000000 $0.00000000 $262.67971626 $0.00000000 $1,000.00000000
P 36245AAS5 N/A N/A N/A N/A N/A
R 36245AAT3 N/A N/A N/A N/A N/A
R-X 36245AAU0 N/A N/A N/A N/A N/A
GSAMP TRUST 2006-HE6
Mortgage Pass-Through Certificates, Series 2006-HE6
STATEMENT TO CERTIFICATEHOLDERS

Contact:
Michael Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date
25-Sep-06
GSAMP TRUST 2006-HE6
Mortgage Pass-Through Certificates, Series 2006-HE6
STATEMENT TO CERTIFICATEHOLDERS
Interest Detail:
Index +
Beginning
Interest
Allocation of
Total
Unpaid
Margin or
Unpaid Interest
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Interest
Interest
Class
Fix Rate
Amounts (1)
PT Rate
Relief Act
Paid
Unpaid
Paid (2)
Amounts
A-1 5.36000% $0.00 $464,896.32 $0.00 $0.00 $0.00 $0.00 $464,896.32 $0.00
A-2 5.41000% $0.00 $100,557.02 $0.00 $0.00 $0.00 $0.00 $100,557.02 $0.00
A-3 5.48000% $0.00 $167,692.26 $0.00 $0.00 $0.00 $0.00 $167,692.26 $0.00
A-4 5.57000% $0.00 $68,161.17 $0.00 $0.00 $0.00 $0.00 $68,161.17 $0.00
M-1 5.62000% $0.00 $43,679.26 $0.00 $0.00 $0.00 $0.00 $43,679.26 $0.00
M-2 5.64000% $0.00 $53,266.51 $0.00 $0.00 $0.00 $0.00 $53,266.51 $0.00
M-3 5.65000% $0.00 $20,566.47 $0.00 $0.00 $0.00 $0.00 $20,566.47 $0.00
M-4 5.68000% $0.00 $19,557.98 $0.00 $0.00 $0.00 $0.00 $19,557.98 $0.00
M-5 5.71000% $0.00 $23,032.08 $0.00 $0.00 $0.00 $0.00 $23,032.08 $0.00
M-6 5.78000% $0.00 $13,646.74 $0.00 $0.00 $0.00 $0.00 $13,646.74 $0.00
M-7 6.08000% $0.00 $14,355.05 $0.00 $0.00 $0.00 $0.00 $14,355.05 $0.00
M-8 6.28000% $0.00 $12,357.64 $0.00 $0.00 $0.00 $0.00 $12,357.64 $0.00
B-1 7.00000% $0.00 $67,608.33 $0.00 $0.00 $0.00 $0.00 $67,608.33 $0.00
B-2 7.00000% $0.00 $65,735.83 $0.00 $0.00 $0.00 $0.00 $65,735.83 $0.00
B-3 7.00000% $0.00 $60,100.83 $0.00 $0.00 $0.00 $0.00 $60,100.83 $0.00
(1) Includes interest thereon
(2) Includes Applied Loss Amounts paid below
Applied Realized Loss Amount Detail:
Beginning
Applied
Applied
Current
Ending
Applied
Loss Amounts
Loss Amounts
Period
Applied
Class
Loss Amounts
Paid
Recoverd
Applied Losses
Loss Amounts
M-1 $0.00 $0.00 $0.00 $0.00 $0.00
M-2 $0.00 $0.00 $0.00 $0.00 $0.00
M-3 $0.00 $0.00 $0.00 $0.00 $0.00
M-4 $0.00 $0.00 $0.00 $0.00 $0.00
M-5 $0.00 $0.00 $0.00 $0.00 $0.00
M-6 $0.00 $0.00 $0.00 $0.00 $0.00
M-7 $0.00 $0.00 $0.00 $0.00 $0.00
M-8 $0.00 $0.00 $0.00 $0.00 $0.00
B-1 $0.00 $0.00 $0.00 $0.00 $0.00
B-2 $0.00 $0.00 $0.00 $0.00 $0.00
B-3 $0.00 $0.00 $0.00 $0.00 $0.00

Contact:
Michael Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date
25-Sep-06
GSAMP TRUST 2006-HE6
Mortgage Pass-Through Certificates, Series 2006-HE6
STATEMENT TO CERTIFICATEHOLDERS
Excess Reserve Fund Account:
Miscellaneous:
Beginning Balance 0.00 Cumulative Recoveries 0.00
Deposit : required deposit from waterfall 0.00 Current P&I Advances 1,090,367.36
Withdrawal: for Basis Risk shortfalls 0.00 Outstanding P&I Advances 1,090,367.36
Ending Balance 0.00
Reconciliation:
Supplemental Interest Trust:
Available funds (A):
Deposit: Net Swap Receipt 20,150.11 Servicer remittance 5,872,681.95
Deposit: Termination Payment to trust 0.00 Net SWAP Receipts from Swap provider 20,150.11
Deposit: Cap Payments 0.00 5,892,832.06
Deposit / Withdrawal : Net Swap Payments to swap provider 0.00 Distributions (B):
Deposit / Withdrawal : Trust Termination Payment to swap provider 0.00 Trustee fee 2,146.47
Withdrawal : to pay Unpaid Interest on certificates 0.00 Net SWAP Payments to SWAP provider from Swap Trust 0.00
Withdrawal : to pay principal on certificates 0.00 Total interest distributed 4,202,717.94
Withdrawal : to pay Basis Risk shortfalls 0.00 Total principal distributed 1,687,967.65
Withdrawal : to pay Swap provider Default Termination payment 0.00 5,892,832.06
Withdrawal : to CE, remaining amounts 20,150.11
(A) - (B): 0.00
ACCOUNT ACTIVITY

Contact:
Michael Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date
25-Sep-06
GSAMP TRUST 2006-HE6
Mortgage Pass-Through Certificates, Series 2006-HE6
STATEMENT TO CERTIFICATEHOLDERS
Trigger Event:
Stepdown Date:
Relevant information: Relevant information:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 0.00 Senior Enhancement Percentage (final) 24.765%
B) Ending collateral balance 642,251,937.93 Senior Enhancement Percentage for purposes of Stepdown 24.765%
C) Current Delinquency Rate (A/B) 0.000%
D) Rolling Three Month Delinquency Rate 0.000% The later of:
E) Senior Enhancement Percentage for Trigger 24.700% 1) the earlier of a) September 2009 NO
F) Applicable % 32.250% b) First payment date when Seniors are reduced to zero. NO
G) Applicable % times Senior Enhancement Percentage 7.966% 2) Date when Senior Enhancement % >= 49.40% NO
H) Cumulative Realized Losses 0.00
NO
I) Original Collateral Balance 643,939,905.58
J) Cumulative Loss % ( H / I) 0.000%
Overcollateralization:
K) Applicable Cumulative Loss Limit % (not applicable until September 2009) NA Ending Overcollateralization Amount 11,269,905.58
Specified Overcollateralization Amount 11,269,905.58
A Trigger Event will occur if either is True: Ending Overcollateralization deficiency amount 0.00
1) Rolling Three Month Delinquency Rate equals or exceeds applicable limit (D > = G). NO Overcollateralization release amount 0.00
2) Cumulative Loss % exceeds applicable limit (J > K).
NO
NO
Excess interest distributions:
Excess available interest (A):
2,940,225.49
40-Year Trigger Event
NO
1) As additional principal to certificates 0.00
2) Unpaid Interest & Unpaid Realized Loss Amounts 0.00
Event of Default
3) Basis Risk Payment to Excess Reserve Fund 0.00
Relevant information: 4) to Supp Interest Trust - Swap Term Payments 0.00
A) Cumulatiave Loss % 0.00% 5) Remaining Amounts to CE 2,940,225.49
B) Applicable Cumulative Loss Limit % (not applicable until September 2009) NA (B): 2,940,225.49
NO
(A)-(B): 0.00
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Sep 25, 2006
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Net Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
643,939,905.58
1,687,967.65
0.00
642,251,937.93
265,224.25
1,392,376.73
30,366.67
0.00
0.00
1,687,967.65
4,405,894.13
268,308.68
0.00
0.00
0.00
0.00
0.00
4,137,585.45
47,128.85
0.00
5,872,681.95
2,894
2,887
0.9973786876
8.21051%
7.70651%
12.49957%
0.00
0.00
0.00
0.00
1,392,918.84
7
0
0.00
0.00
268,308.68
0.00
0.00
0.00
0.00
0.00

Distribution Date: Sep 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance
%
0K to 99.99K
281 21,048,707.52 3.28%
100K to 199.99K
1,215 184,812,722.60 28.78%
200K to 299.99K
823 201,066,860.54 31.31%
300K to 399.99K
336 115,932,452.35 18.05%
400K to 499.99K
135 60,307,840.27 9.39%
500K to 599.99K
54 29,746,739.09 4.63%
600K to 699.99K
31 19,662,792.87 3.06%
700K to 799.99K
8 5,940,675.82 0.92%
800K to 899.99K
2 1,680,278.27 0.26%
900K to 999.99K
1 970,000.00 0.15%
1000K to 1099.99K
1 1,082,868.60 0.17%
Total
2,887
642,251,937.93
100.00%
Remaining Principal Balance
Balance
0.00M
40.00M
80.00M
120.00M
160.00M
200.00M
240.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K
Balance

Distribution Date: Sep 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
5.50% - 5.99%
6 1,668,632.65 0.26%
6.00% - 6.49%
49 13,113,876.64 2.04%
6.50% - 6.99%
227 58,935,469.94 9.18%
7.00% - 7.49%
342 91,467,088.52 14.24%
7.50% - 7.99%
594 145,896,680.58 22.72%
8.00% - 8.49%
404 90,456,115.50 14.08%
8.50% - 8.99%
516 108,630,476.17 16.91%
9.00% - 9.49%
274 52,964,670.00 8.25%
9.50% - 9.99%
236 44,665,725.07 6.95%
10.00% - 10.49%
104 17,592,023.63 2.74%
10.50% - 10.99%
70 10,849,530.63 1.69%
11.00% - 11.49%
35 3,765,615.76 0.59%
11.50% - 11.99%
17 1,487,250.93 0.23%
12.00% - 12.49%
3 347,827.38 0.05%
12.50% - 12.99%
3 137,302.42 0.02%
13.00% - 13.49%
5 201,169.27 0.03%
13.50% - 13.99%
1 34,100.00 0.01%
14.50% - 14.99%
1 38,382.84 0.01%
Total
2,887
642,251,937.93
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 8.21%
Count
Balance ($)
%
1.00% - 1.99%
1 135,197.93 0.03%
2.00% - 2.99%
3 645,259.25 0.13%
3.00% - 3.99%
16 4,334,110.48 0.85%
4.00% - 4.99%
144 39,539,401.25 7.73%
5.00% - 5.99%
546 132,141,487.29 25.82%
6.00% - 6.99%
1,129 262,683,022.98 51.33%
7.00% - 7.99%
294 58,787,502.17 11.49%
8.00% - 8.99%
68 12,441,605.87 2.43%
9.00% - 9.99%
7 1,002,685.14 0.20%
Total
2,208
511,710,272.36
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 6.10%
Count
Balance ($)
%
0.00% - 0.99%
17 3,247,529.99 0.63%
2.00% - 2.99%
1 77,220.46 0.02%
4.00% - 4.99%
1 89,813.92 0.02%
5.00% - 5.99%
9 1,643,547.80 0.32%
6.00% - 6.99%
183 51,182,038.29 10.00%
7.00% - 7.99%
673 182,742,830.97 35.71%
8.00% - 8.99%
735 162,646,993.71 31.78%
9.00% - 9.99%
435 85,101,124.49 16.63%
10.00% - 10.99%
131 21,936,861.77 4.29%
11.00% - 11.99%
22 2,862,940.19 0.56%
12.00% - 12.99%
1 179,370.77 0.04%
Total
2,208
511,710,272.36
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 8.18%

Distribution Date: Sep 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
11.00% - 11.99%
16 4,540,094.21 0.89%
12.00% - 12.99%
189 52,979,594.87 10.35%
13.00% - 13.99%
637 171,725,633.46 33.56%
14.00% - 14.99%
754 166,629,070.14 32.56%
15.00% - 15.99%
439 86,353,142.76 16.88%
16.00% - 16.99%
141 24,623,850.96 4.81%
17.00% - 17.99%
26 3,811,652.88 0.74%
18.00% - 18.99%
6 1,047,233.08 0.20%
Total
2,208
511,710,272.36
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 14.26%
Count
Balance ($)
%
6
2,208 511,710,272.36 100.00%
Total
2,208
511,710,272.36
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
6
2,208 511,710,272.36 100.00%
Total
2,208
511,710,272.36
100.00%
Frequency of Payment Adjustments
Months
Count
Balance ($)
%
6 Month LIBOR
2,208 511,710,272.36 100.00%
Total
2,208
511,710,272.36
100.00%
Indices
Index
Count
Balance ($)
%
2 Units
79 17,723,649.45 2.76%
3 Units
26 6,872,501.26 1.07%
4 Units
13 4,072,004.05 0.63%
Condominium
193 37,308,100.21 5.81%
High Rise Condo
7 1,351,486.37 0.21%
Manufactured Housing
52 5,817,121.05 0.91%
Planned Unit Development
458 113,992,651.39 17.75%
Single Family
2,050 453,471,225.37 70.61%
Townhouse
9 1,643,198.78 0.26%
Total
2,887
642,251,937.93
100.00%
Property Type
Type

Distribution Date: Sep 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
2005
92 16,508,617.99 2.57%
2006
2,795 625,743,319.94 97.43%
Total
2,887
642,251,937.93
100.00%
Year of First Payment Date
Year
Count
Balance ($)
%
10.00%-14.99%
7 379,264.20 0.06%
15.00%-19.99%
9 818,386.70 0.13%
20.00%-24.99%
41 2,155,577.96 0.34%
25.00%-29.99%
14 1,567,226.68 0.24%
30.00%-34.99%
13 1,496,407.76 0.23%
35.00%-39.99%
17 3,207,677.37 0.50%
40.00%-44.99%
29 4,407,815.71 0.69%
45.00%-49.99%
33 5,787,309.10 0.90%
50.00%-54.99%
68 11,913,741.16 1.85%
55.00%-59.99%
65 12,963,043.20 2.02%
60.00%-64.99%
110 22,402,456.54 3.49%
65.00%-69.99%
120 26,926,749.34 4.19%
70.00%-74.99%
141 31,653,733.87 4.93%
75.00%-79.99%
260 62,429,033.77 9.72%
80.00%-84.99%
678 165,218,765.50 25.72%
85.00%-89.99%
336 80,997,027.20 12.61%
90.00%-94.99%
505 113,659,285.70 17.70%
95.00%-99.99%
286 64,467,348.96 10.04%
100.0%-105.0%
152 29,591,367.40 4.61%
5.00%- 9.99%
3 209,719.81 0.03%
Total
2,887
642,251,937.93
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 81
Count
Balance ($)
%
97 - 120
1 11,096.28 0.00%
145 - 168
2 189,450.91 0.03%
169 - 192
22 2,906,630.37 0.45%
193 - 216
1 38,676.28 0.01%
217 - 240
16 2,437,310.81 0.38%
265 - 288
5 266,784.10 0.04%
289 - 312
1 102,069.75 0.02%
337 - 360
1,717 347,604,110.43 54.12%
457 - 480
821 213,347,085.38 33.22%
481 +
301 75,348,723.62 11.73%
Total
2,887
642,251,937.93
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 416

Distribution Date: Sep 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
97 - 120
1 11,096.28 0.00%
145 - 168
2 189,450.91 0.03%
169 - 192
47 4,040,703.43 0.63%
193 - 216
1 38,676.28 0.01%
217 - 240
16 2,437,310.81 0.38%
265 - 288
5 266,784.10 0.04%
289 - 312
1 102,069.75 0.02%
337 - 360
2,801 632,036,495.79 98.41%
457 - 480
13 3,129,350.58 0.49%
Total
2,887
642,251,937.93
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 355
Count
Balance ($)
%
97 - 120
1 11,096.28 0.00%
169 - 192
24 3,096,081.28 0.48%
217 - 240
17 2,475,987.09 0.39%
265 - 288
5 266,784.10 0.04%
289 - 312
1 102,069.75 0.02%
337 - 360
1,717 347,604,110.43 54.12%
457 - 480
821 213,347,085.38 33.22%
481 +
301 75,348,723.62 11.73%
Total
2,887
642,251,937.93
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 420
Count
Balance ($)
%
97 - 120
1 11,096.28 0.00%
169 - 192
49 4,230,154.34 0.66%
217 - 240
17 2,475,987.09 0.39%
265 - 288
5 266,784.10 0.04%
289 - 312
1 102,069.75 0.02%
337 - 360
2,801 632,036,495.79 98.41%
457 - 480
13 3,129,350.58 0.49%
Total
2,887
642,251,937.93
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 359

Distribution Date: Sep 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
ALABAMA
35 5,755,217.70 0.90%
ALASKA
2 574,790.51 0.09%
ARIZONA
228 45,481,844.27 7.08%
ARKANSAS
12 1,535,309.31 0.24%
CALIFORNIA
431 138,180,711.48 21.52%
COLORADO
64 13,028,898.98 2.03%
CONNECTICUT
64 13,661,712.37 2.13%
DELAWARE
21 4,032,556.16 0.63%
DISTRICT OF COLUMBIA
11 2,729,950.46 0.43%
FLORIDA
648 148,520,995.63 23.13%
GEORGIA
65 10,971,614.33 1.71%
HAWAII
7 2,985,096.74 0.46%
IDAHO
19 2,870,625.30 0.45%
ILLINOIS
85 19,090,748.65 2.97%
INDIANA
27 3,677,611.98 0.57%
IOWA
8 1,128,680.08 0.18%
KANSAS
21 3,608,275.71 0.56%
KENTUCKY
20 2,880,363.32 0.45%
LOUISIANA
29 4,421,042.27 0.69%
MAINE
15 2,543,397.20 0.40%
MARYLAND
60 14,160,782.52 2.20%
MASSACHUSETTS
27 6,226,001.07 0.97%
MICHIGAN
38 6,655,624.23 1.04%
MINNESOTA
51 10,786,463.86 1.68%
MISSISSIPPI
13 1,930,850.98 0.30%
MISSOURI
53 7,104,905.35 1.11%
MONTANA
1 157,058.81 0.02%
NEBRASKA
7 1,128,006.44 0.18%
NEVADA
70 17,148,318.35 2.67%
NEW HAMPSHIRE
34 6,373,393.59 0.99%
NEW JERSEY
36 9,763,598.51 1.52%
NEW MEXICO
2 428,053.17 0.07%
NEW YORK
65 20,828,861.21 3.24%
NORTH CAROLINA
36 5,676,672.95 0.88%
NORTH DAKOTA
2 221,216.59 0.03%
OHIO
24 3,465,156.51 0.54%
OKLAHOMA
24 2,978,607.28 0.46%
OREGON
36 7,301,121.84 1.14%
PENNSYLVANIA
85 14,940,660.07 2.33%
RHODE ISLAND
8 1,835,324.38 0.29%
SOUTH CAROLINA
16 2,383,972.26 0.37%
SOUTH DAKOTA
4 626,920.32 0.10%
TENNESSEE
57 7,759,144.25 1.21%
TEXAS
106 15,086,527.46 2.35%
UTAH
26 5,482,181.89 0.85%
VERMONT
1 219,947.60 0.03%
VIRGINIA
94 22,726,370.65 3.54%
WASHINGTON
66 15,920,663.91 2.48%
WEST VIRGINIA
3 446,024.76 0.07%
WISCONSIN
24 3,715,521.00 0.58%
WYOMING
6 1,094,543.67 0.17%
Total
2,887
642,251,937.93
100.00%
Geographic Distribution by State
State

Distribution Date: Sep 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
0
4
8
12
16
20
24
FLORIDA
CALIFORNIA
ARIZONA
VIRGINIA
NEW YORK
ILLINOIS
NEVADA
WASHINGTON
TEXAS
PENNSYLVANIA
MARYLAND
CONNECTICUT
COLORADO
GEORGIA
MINNESOTA
NEW JERSEY
TENNESSEE
OREGON
MISSOURI
MICHIGAN
NEW HAMPSHIRE
MASSACHUSETTS
ALABAMA
NORTH CAROLINA
UTAH
LOUISIANA
DELAWARE
WISCONSIN
INDIANA
KANSAS
OHIO
HAWAII
OKLAHOMA
KENTUCKY
IDAHO
DISTRICT OF
COLUMBIA
MAINE
SOUTH CAROLINA
MISSISSIPPI
RHODE ISLAND
ARKANSAS
IOWA
NEBRASKA
WYOMING
SOUTH DAKOTA
ALASKA
WEST VIRGINIA
NEW MEXICO
NORTH DAKOTA
VERMONT
MONTANA
%
Collateral Balance Distribution by State
GROUP 1

Distribution Date: Sep 25, 2006
DELINQUENCY SUMMARY REPORT
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
2,884
641,228,668.76
99.84%
641,431,462.83
3
1,023,269.17
0.16%
1,023,938.88
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,887
642,251,937.93
642,455,401.71
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
2,884
641,228,668.76
99.84%
641,431,462.83
3
1,023,269.17
0.16%
1,023,938.88
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,887
642,251,937.93
100.00%
642,455,401.71
Current
30 - 59
days
Current 99.8%
30 - 59 days 0.2%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Sep 25, 2006
DELINQUENCY SUMMARY REPORT
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
3 1,023,269.17 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
3
1,023,269.17
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
3
1,023,269.17
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
3
1,023,269.17
100.00%
100.00
0.00
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
100.00
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Sep 25, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
September 2006
Count
Balance ($)
30 - 59 days
3 1,023,269.17
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
9/
1/
20
06
Balance ($)
30 - 59 days

Distribution Date: Sep 25, 2006
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Current
2.62%
1,422,743.40
Life CPR
2.62%
Voluntary Constant Prepayment Rates (CPR)
Current
0.00%
0.00
Life CDR
0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
9/
1/
20
06
Group 1
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
9/
1/
20
06
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
9/
1/
20
06
Group 1
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
9/
1/
20
06
Group 1
Total
Amount ($)

Distribution Date: Sep 25, 2006
BANKRUPTCY LOAN DETAIL REPORT
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Sep 25, 2006
FORECLOSURE LOAN DETAIL REPORT
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Sep 25, 2006
REO LOAN DETAIL REPORT
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Total:

Distribution Date: Sep 25, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
7 1,395,070.00 1,392,377.24 0.00 643,939,905.58
0.22%
99.78%
1
Prepayment 0.22%
Liquidation 0.00%
Beginning Balance 99.78%
Total: 100.00%
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
15821721 265,200.00 264,828.68 264,752.90 0.00 0.00 0.00 N/A 08/24/2006 75.78 8.125% 8,606.97
15916281 184,000.00 183,696.73 183,619.84 0.00 0.00 0.00 N/A 08/24/2006 76.89 6.750% 4,957.76
15924657 192,500.00 192,325.44 192,289.68 0.00 0.00 0.00 N/A 08/30/2006 35.76 9.600% 7,385.32
15924830 112,000.00 111,783.25 111,730.31 0.00 0.00 0.00 08/28/2006 52.94 9.850% 4,402.59
15946650 284,750.00 283,954.39 283,752.22 0.00 0.00 0.00 N/A 08/24/2006 202.17 7.850% 8,917.80
15952716 188,700.00 188,410.35 188,312.29 0.00 0.00 0.00 N/A 08/31/2006 98.06 9.350% 7,048.38
18556951 167,920.00 167,920.00 167,920.00 0.00 0.00 0.00 N/A 08/23/2006 0.00 8.650% 5,810.03
Total:
7
1,395,070.00
1,392,918.84
541.60
1,392,377.24
0.00
0.00
0.00
47,128.85

Distribution Date: Sep 25, 2006
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Sep 25, 2006
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
GSAMP Trust 2006-HE6, Mortgage Pass-Through Certificates, Series 2006-HE6
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #